May 13, 2019
New Covenant Balanced Income Fund
New Covenant Balanced Income Fund

NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated May 13, 2019
to the Prospectus dated October 31, 2018, as amended on January 4, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses, investment strategies, risk disclosures and portfolio management of the Funds.

Changes in Investment Strategy for the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

In the Fund Summary for each of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, under the heading titled "Principal Investment Strategies," the language pertaining to the social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) is hereby deleted and replaced with the following:

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles.

There are no other changes to the Investment Strategy of each of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE